Income Taxes (Details 1) - USD ($)	Jul. 31, 2019	Jul. 31, 2018
Deferred income tax assets
Net income tax operating loss carry forward	$ 150,000	$ 985,290
Deferred tax allowance	(150,000)	$ (985,290)
Deferred income tax liability
Brand and License	$ 1,716,120